INCOME TAXES - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Loss before income taxes	$ (12,360)	¥ (80,653)	¥ (101,839)	¥ (42,495)
Income tax benefit computed at the statutory income tax rate at 25%	3,090	20,163	25,460	10,624
Non-deductible expenses	379	2,475	(5,141)	(4,485)
International rate differences	(1,472)	(9,606)	(11,367)	(2,227)
Preferential tax rate differences	(85)	(552)	(710)	(210)
Effect of change in tax rate			789	(826)
Change in valuation allowance	(1,899)	(12,392)	(8,813)	(2,677)
Income tax benefit	$ 13	¥ 88	¥ 218	¥ 199